Finance income and finance expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance income and finance expenses
Debt securities - at amortised cost	$ 527	$ 577	$ 952	$ 982
Debt securities - at FVOCI	17	17	34	34
Loans receivable	25	469	25	993
Tax refund			48
Total interest income arising from financial assets	569	1,063	1,059	2,009
Equity securities at FVTPL	283	255	662	469
Mandatorily measured at FVTPL - held for trading		(515)		564
Finance income - other	283	(260)	662	1,033
Mandatorily measured at FVTPL - held for trading	(429)		(1,002)
Interest expense	(18)	(9)	(40)	(22)
Bank charges	(87)	(94)	(173)	(171)
Unwinding of discount on the put option liability		(103)	(129)	(204)
Net foreign exchange loss	(49)	(823)	(2,582)	(1,595)
Finance expenses	(583)	(1,029)	(3,926)	(1,992)
Net finance expense	$ 269	$ (226)	$ (2,205)	$ 1,050